FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Measurements
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024. For the years ended December 31, 2025 and 2024, there were no transfers in or out of Levels 1, 2, or 3.

	Fair Value Measurements Using
	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs
December 31, 2025	(Level 1)	(Level 2)	Total
Common stock	$181,447,740	$—	$181,447,740
Mutual funds	375,211,169	—	375,211,169
BrokerageLink accounts	37,999,902	2,114,795	40,114,697
Total assets in fair value hierarchy	$594,658,811	$2,114,795	596,773,606
Collective investment trust funds measured at net asset value (1)			2,206,635,079
Total investments			$2,803,408,685

	Fair Value Measurements Using
	Quoted Prices In Active Markets for Identical Assets
December 31, 2024	(Level 1)	Total
Common stock	$177,505,684	$177,505,684
Mutual funds	332,480,141	332,480,141
BrokerageLink accounts	31,511,360	31,511,360
Total assets in fair value hierarchy	$541,497,185	541,497,185
Collective investment trust funds measured at net asset value (1)		1,800,908,138
Total investments		$2,342,405,323
(1)    In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following table set forth additional disclosures of the Plan's collective investment trust fund investments that have fair value measurements estimated using net asset value ("NAV"):

	Fair Value Estimated Using NAV Per Share
	December 31, 2025	December 31, 2024	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Investment:
Invesco Stable Value Trust B1	$69,093,935	$68,330,077	N/A	Daily	N/A	12 Months
Prudential Core Plus Bond Fund	61,326,645	49,648,220	N/A	Daily	N/A	5 Days
Spartan 500 Index Plus Fund	482,613,444	404,746,249	N/A	Daily	N/A	30 Days
Spartan Extended Market Index Fund	187,562,143	176,764,143	N/A	Daily	N/A	30 Days
Spartan Total International Index Fund	77,194,914	50,732,331	N/A	Daily	N/A	30 Days
Vanguard Target Retirement Funds	1,140,750,730	890,288,224	N/A	Daily	N/A	None
Wellington CIF II	188,093,268	160,398,894	N/A	Daily	N/A	None